Loans (Details) - Schedule of short-term loans consisted - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short-term loans		$ 6,015,975	$ 5,655,019
Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Short-term loans	[1],[2]	2,754,301	2,981,280
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Short-term loans	[2]		470,729
Postal Savings Bank of China (“PSBC”) [Member]
Short-Term Debt [Line Items]
Short-term loans	[2],[3]	724,816	313,819
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	[2]	652,335	784,548
Shandong Heavy Industry Group Finance Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short-term loans	[4]	1,159,706	1,104,643
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Short-term loans	[2]	434,890
Zheshang Bank [Member]
Short-Term Debt [Line Items]
Short-term loans		$ 289,927

[1]	As of December 31, 2022 and 2021, properties recorded at approximately $3.04 million and $3.29 million, respectively, was pledged as collaterals to secure one of the short-term loans from Rural Commercial Bank of Shandong (see Note 7). In addition, the Company pledged its patents as collaterals to secure the other short-term loans from Rural Commercial Bank of Shandong.
[2]	The loans outstanding as of December 31, 2022 and 2021 that were matured were fully repaid upon their maturity.
[3]	The balance payable to the PSBC as of December 31, 2021 pertains to borrowings under a line of credit arrangements for purchase of raw materials, which allow the Company to borrow revolving loans, which, upon borrowing, reduce the amount available for other extensions of credit up to a cumulative total RMB2.0 million, or approximately $314,000, from November 30, 2021 to November 29, 2023, the agreement was terminated in November 2022. On November 30, 2022, the Company and two of its related parties, jointly entered into a line of credit loan agreement with PSBC, which allow the Company to borrow revolving loans, which, upon borrowing, reduce the amount available for other extensions of credit up to a cumulative total RMB5.0 million, or approximately $725,000, from November 30, 2022 to November 29, 2024.
[4]	In August 2021, the Company entered into a factoring contract with recourse with Shandong Heavy Industry Finance, pursuant to which the Company may borrow from Shandong Heavy Industry Finance up to a cumulative total RMB10 million, or approximately $1.6 million, from August 9, 2021 to July 28, 2022 at an annual effective interest rate of 6.2%. On July 25, 2022, the Company renewed a factoring contract with recourse with Shandong Heavy Industry Finance, pursuant to which the Company may borrow from Shandong Heavy Industry Finance up to a cumulative total RMB23 million, or approximately $3.4 million, from July 25, 2022 to July 24, 2023 at an annual effective interest rate of 5.7%. As of December 31, 2022, the Company obtained loans under the factoring agreement at the total amount of RMB8.0 million (or approximately $1.2 million) by factoring the account receivables due from the Company’s largest customer, LOVOL. Shandong Heavy Industry Finance has the right of recourse to the Company, and as a result, these transactions were recognized as short-term loans. The loans are secured by up to RMB13.5 million (or $2.0 million) of the Company’s accounts receivable due from LOVOL.